PRIVATE PLACEMENT (FY) (Details) - USD ($)			3 Months Ended	4 Months Ended	12 Months Ended
	Nov. 25, 2020	Nov. 23, 2020	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Private Placement Warrants [Abstract]
Gross proceeds from issuance of warrants				$ 8,037,500	$ 0
Period required for warrants to become exercisable, after Initial Public Offering			1 year		1 year
Private Placement Warrant [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	728,925	6,859,505
Gross proceeds from issuance of warrants	$ 787,500	$ 7,250,000
Number of securities called by each warrant (in shares)			1		1
Warrants exercise price (in dollars per share)			$ 11.50		$ 11.50
Private Placement Warrant [Member] | Sponsor [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	450,000	5,000,000
Share price (in dollars per share)	$ 1.00	$ 1.00
Gross proceeds from issuance of warrants		$ 5,000,000
Private Placement Warrant [Member] | Jefferies LLC [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	278,925	1,859,505
Share price (in dollars per share)	$ 1.21	$ 1.21
Gross proceeds from issuance of warrants		$ 2,250,000
Period required for warrants to become exercisable, after Initial Public Offering			5 years		5 years